INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Income Tax Expense Benefit
	2025	2024	2023
	USD	USD	USD
Current tax expense
Current year	221,627	268,715	115,833
Changes in estimates related to prior years	(76,060)	3,613	30,607
Deferred tax (credit)/expense
Origination and reversal of temporary difference	(184,331)	(8,089)	77,862
Changes in estimates related to prior years	-	11,675	-
Income tax expenses	(38,764)	275,914	224,302

Schedule of Profit Before Income Tax Differs from the Theoretical Amount

The tax on the Group’s (loss)/profit before income tax differs from the theoretical amount that would arise using the Singapore’s standard rate of income tax as follows:

	2025	2024	2023
	USD	USD	USD
Reconciliation between tax expenses and accounting profit at applicable tax rate
(Loss)/Profit before tax	(21,622,562)	(4,568,584)	1,088,339
Tax at the Singapore statutory rate	(3,675,836)	(776,659)	185,018
Share-based compensation	1,130,530	877,029	-
Difference from the effect of tax rates in a foreign jurisdiction	1,075,835	128,371	10,583
Impairment loss on goodwill	943,743	-	-
Tax losses-unrecognized deferred tax assets	598,983	48,008	-
Non-deductible expenses	58,034	9,925	11,084
Other non-taxable Income	(93,993)	(26,048)	(12,990)
Changes in estimates related to prior years	(76,060)	15,288	30,607
Income tax expenses	(38,764)	275,914	224,302

Schedule of Deferred Tax Assets and Liabilities
	2025	2024
	USD	USD
Deferred tax assets
Lease liability	191,186	206,140
Allowance for credit losses	154,391	14,329
Deferred tax liabilities
Right-of-use assets	171,671	207,311
Depreciation	36,876	15,860
Asset appreciation during acquisition	656,927	-

Net deferred tax liabilities	(519,897)	(2,702)

Schedule of Movement in Deferred Tax Balances
	Accelerated tax depreciation	Right-of-use assets	Asset appreciation from business combinations	Total
	USD	USD	USD	USD
Balance at January 1, 2024	(11,997)	(13,334)	-	(25,331)
Recognized in profit or loss	(4,301)	(197,631)	-	(201,932)
Effect of movement in exchange rates	438	3,654	-	4,092
Balance at December 31, 2024 and January 1, 2025	(15,860)	(207,311)	-	(223,171)
Addition from business combinations	-	-	(702,954)	(702,954)
Recognized in profit or loss	(19,748)	47,152	47,091	74,495
Effect of movement in exchange rates	(1,268)	(11,512)	(1,064)	(13,844)
Balance at December 31, 2025	(36,876)	(171,671)	(656,927)	(865,474)
	Tax losses carried forward	Lease liability	Allowance for credit losses	Total
	USD	USD	USD	USD
Balance at January 1, 2024	11,734	14,335	-	26,069
Recognized in profit or loss	(11,675)	195,453	14,568	198,346
Effect of movement in exchange rates	(59)	(3,648)	(239)	(3,946)
Balance at December 31, 2024 and January 1, 2025	-	206,140	14,329	220,469
Recognized in profit or loss	-	(26,738)	136,574	109,836
Effect of movement in exchange rates	-	11,784	3,488	15,272
Balance at December 31, 2025	-	191,186	154,391	345,577